Supplement dated October 9, 2025 to the Statutory Prospectus and Initial Summary Prospectus dated May 1, 2025 for the Pacific Odyssey (offered on or after October 1, 2013)
individual flexible premium deferred variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Pacific Odyssey variable annuity contract statutory prospectus (“Prospectus”) unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This Rate Sheet Prospectus Supplement (“Supplement”) should be read, retained, and used in conjunction with the effective Prospectus and replaces and supersedes any previously issued Rate Sheet Prospectus Supplement. If you would like another copy of a current prospectus, you may obtain one by visiting www.Pacificlife.com/Prospectuses or by calling us at (800) 722-4448 to request a free copy. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov by searching the variable annuity product name “Pacific Odyssey,” or by searching the Contract file number: “333-185326” under SEARCH FILINGS - more search options.

We are issuing this Supplement to update the Ongoing Fees and Expenses (annual charges) for the Contract provided in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the Initial Summary Prospectus, taking into account the current fees for the optional benefits disclosed in this Rate Sheet Prospectus Supplement.

This Rate Sheet Supplement also provides current rate information for the Annual Charge, Annual Credit, and Withdrawal Percentages for the Future Income Generator (Single) or (Joint) and the Annual Charge, Annual Credit, Enhanced Income and Guaranteed Lifetime Income percentages for the Enhanced Income Select 2 (Single) or (Joint) optional riders in effect on or after the date below. For complete information about the Future Income Generator (Single) or (Joint) or the Enhanced Income Select 2 (Single) or (Joint), see the Prospectus.

The percentages below apply for applications signed on or after November 3, 2025.

This Supplement has no specified end date and can be superseded at any time subject to certain notice requirements. The rate information in this Supplement may not be superseded or changed until a new Supplement is filed at least 10 business days before the effective date of the new Supplement. Please work with your financial professional, visit PacificLife.com/Prospectuses or call us at (800) 722-4448 to confirm the most current percentages.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.30%[1]	0.30%[1]
	2. Investment Options (Fund fees and expenses)	0.28%[2]	2.54%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.65%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $550.76	Highest Annual Cost: $4,332.72
Assumes: ● Investment of $100,000	Assumes: ● Investment of $100,000

●       5% annual appreciation

●       Least expensive combination of base Contract and Fund fees and expenses

●       No optional benefits

●       No sales charges or advisory fees

●       No additional purchase payments, transfers, or withdrawals

●       No loans or loan interest charges

●       5% annual appreciation

●       Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●       No sales charges or advisory fees

●       No additional purchase payments, transfers, or withdrawals

●       No loans or loan interest charges

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2 As a percentage of Fund assets.

3 As a percentage of the Protected Payment Base, or Protected Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).

The current Annual Charge and Annual Credit are the following:

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Future Income Generator (Single)	1.55%	6.0%
Future Income Generator (Joint)	1.65%	6.0%
Enhanced Income Select 2 (Single)	1.55%	6.0%
Enhanced Income Select 2 (Joint)	1.65%	6.0%

The current Withdrawal Percentages/Enhanced Income Percentages are the following:

Age*	Future Income Generator (Single)	Future Income Generator (Joint)	Enhanced Income Select 2 (Single)	Enhanced Income Select 2 (Joint)
Before 59½	0%	0%	0%	0%
59½	4.30%	3.80%	6.10%	5.60%
60	4.30%	3.80%	6.10%	5.60%
61	4.30%	3.80%	6.10%	5.60%
62	4.30%	3.80%	6.10%	5.60%
63	4.30%	3.80%	6.10%	5.60%
64	4.30%	3.80%	6.10%	5.60%
65	5.85%	5.35%	9.00%	8.50%
66	5.85%	5.35%	9.00%	8.50%
67	5.85%	5.35%	9.00%	8.50%
68	5.85%	5.35%	9.00%	8.50%
69	5.85%	5.35%	9.00%	8.50%
70	6.00%	5.50%	9.25%	8.75%
71	6.00%	5.50%	9.25%	8.75%
72	6.00%	5.50%	9.25%	8.75%
73	6.00%	5.50%	9.25%	8.75%
74	6.00%	5.50%	9.25%	8.75%
75	6.05%	5.55%	9.25%	8.75%
76	6.05%	5.55%	9.25%	8.75%
77	6.05%	5.55%	9.25%	8.75%
78	6.05%	5.55%	9.25%	8.75%
79	6.05%	5.55%	9.25%	8.75%

80	6.10%	5.60%	9.25%	8.75%
81	6.10%	5.60%	9.25%	8.75%
82	6.10%	5.60%	9.25%	8.75%
83	6.10%	5.60%	9.25%	8.75%
84	6.10%	5.60%	9.25%	8.75%
85	6.10%	5.60%	9.25%	8.75%
86	6.10%	5.60%	9.25%	8.75%
87	6.10%	5.60%	9.25%	8.75%
88	6.10%	5.60%	9.25%	8.75%
89	6.10%	5.60%	9.25%	8.75%
90	6.10%	5.60%	9.25%	8.75%
91	6.10%	5.60%	9.25%	8.75%
92	6.10%	5.60%	9.25%	8.75%
93	6.10%	5.60%	9.25%	8.75%
94	6.10%	5.60%	9.25%	8.75%
95 and older	6.10%	5.60%	9.25%	8.75%

* The Age range that applies is based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time of the first withdrawal after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurs.

The current Guaranteed Lifetime Income Percentage is:

Age**	Enhanced Income Select 2 (Single)	Enhanced Income Select 2 (Joint)
Before 59½	0%	0%
59½ and older	3.50%	3.50%

** The Age range that applies based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time the Contract Value is reduced to zero.

In order for you to receive the percentages reflected above, your application must be signed on or after the date referenced above, your application must be received, In Proper Form, within 14 calendar days after the application sign date, and we must receive, In Proper Form, the initial Purchase Payment within 60 calendar days after the application sign date. Once the Rider is issued, your percentages will not change as long as you own the Rider (even if an Automatic Reset or Owner-Elected Reset occurs as described in the Reset of Protected Payment Base subsection within each Rider).

Subject to meeting the timelines referenced above, on the issue date, if during the 60 calendar day period current percentage rates have changed since the date you signed your application, the following will apply:

●	If the Annual Credit Percentage increased, you will receive the higher percentage in effect on the issue date.

●	If any Withdrawal Percentage or Enhanced Income Percentage increased, you will receive the higher percentages in effect on the issue date.

●	If the Guaranteed Lifetime Income Percentage increased, you will receive the higher percentage in effect on the issue date.

●	If the Annual Charge Percentage decreased, you will receive the lower percentage in effect on your issue date.

However, for the Future Income Generator, if the Annual Credit and/or any Withdrawal Percentage decreased, or the Annual Charge Percentage increased, you will receive the Annual Credit, Withdrawal and Annual Charge Percentages in effect on the date you signed your application. For the Enhanced Income Select 2, if the Annual Credit, any Enhanced Income Percentage and/or Guaranteed Lifetime Income Percentage decreased, or the Annual Charge Percentage increased, you will receive the Annual Credit, Enhanced Income, Guaranteed Lifetime Income and Annual Charge Percentages in effect on the date you signed your application.

If the necessary paperwork and initial Purchase Payment are not received within the timeframes stated above, you will receive the applicable percentages in effect as of the Contract issue date.

If you purchased a Rider, review the Rate Sheet Prospectus Supplement provided to you at Contract issue, review the Rider specifications page you receive for your Contract, speak with your financial professional, or call us to confirm the percentages applicable to you.

Please work with your financial professional or call us at (800) 722-4448 prior to submitting your paperwork if you have any questions.

This Rate Sheet Supplement also provides current rate information for the Annual Charge for the Investment Guard (5 Year, 7 Year and 10 Year Options) optional riders in effect on or after the date below. For complete information about the Investment Guard (5 Year, 7 Year and 10 Year Options), see the Prospectus.

The current Annual Charges are the following:

Rider Name	Annual Charge Percentage
Investment Guard (5 Year Option) – 10% Buffer	0.55%
Investment Guard (7 Year Option) – 10% Buffer	0.40%
Investment Guard (7 Year Option) – 15% Buffer	0.55%
Investment Guard (10 Year Option) – 10% Buffer	0.20%
Investment Guard (10 Year Option) – 15% Buffer	0.30%
Investment Guard (10 Year Option) – 20% Buffer	0.40%

In order for you to receive the percentages reflected above, your application must be signed on or after the date referenced above, your application must be received, In Proper Form, within 14 calendar days after the application sign date, and we must receive, In Proper Form, the initial Purchase Payment within 60 calendar days after the application sign date. Once the rider is issued, your percentages will not change as long as you own the rider.

Subject to meeting the timelines referenced above, on the issue date, if current percentage rates have changed since the date you signed your application, the following will apply:

●	If the Annual Charge Percentage decreased, you will receive the lower percentage in effect on your issue date.

However, if the Annual Charge Percentage increased, you will receive the Annual Charge Percentages in effect on the date you signed your application.

If the necessary paperwork and initial Purchase Payment are not received within the timeframes stated above, you will receive the applicable percentages in effect as of the Contract issue date.

If you purchased a Rider, review the Rate Sheet Prospectus Supplement provided to you at Contract issue, review the Rider specifications page you receive for your Contract, speak with your financial professional, or call us to confirm the percentages applicable to you. If you repurchase a Rider at the end of a term, you will receive the Rider features in effect on the Contract Anniversary Date. You can speak with your financial professional or call us at (800) 722-4448 to confirm the percentages applicable to you.

Please work with your financial professional or call us at (800) 722-4448 prior to submitting your paperwork if you have any questions.

Form No. ODY13RSS1125

Supplement dated October 9, 2025, to the Statutory Prospectus, Updating Summary Prospectus, and Initial Summary
Prospectus dated May 1, 2025 for the following variable annuity policies:

Issued by Pacific Life Insurance Company
Pacific Odyssey (Offered on and after October 1, 2013) Pacific Odyssey Advantage

The purpose of this supplement is to announce certain underlying fund changes and premium guideline changes. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus, or Statutory Prospectus, as applicable, (collectively, the "Prospectus") for your Contract, as supplemented. All information in the Prospectus dated May 1, 2025, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

The changes outlined below will become effective November 3, 2025.

The Maximum Total Purchase Payments row from the table in the Initial Summary Prospectus, under the heading BUYING THE CONTRACT,  will be deleted and replaced.

Maximum Total Purchase Payments	Your Contract requires that you must obtain our consent before making an initial or additional Purchase Payment that will bring your aggregate Purchase Payments over $1,000,000. Currently, our administrative practice allows for aggregate Purchase Payments up to $2,000,000 up to an issue age of 85 ($1,000,000 for applicants between the ages of 86 and 90) without our consent. We reserve the right to change this administrative practice in the future. The aggregate amount is based on all contracts where you are either the owner and/or annuitant.

The following sentences from the Statutory Prospectus will be deleted and replaced in the section  BUYING YOUR CONTRACT – Making Your Investments (“Purchase Payments”).

We reserve the right to reject additional Purchase Payments. Your Contract requires that you must obtain our consent before making an initial or additional Purchase Payment that will bring your aggregate Purchase Payments over $1,000,000. Currently, our administrative practice allows for aggregate Purchase Payments up to $2,000,000 for up to an issue age of 85 ($1,000,000 for applicants ages 86-90). We reserve the right to change this administrative practice in the future. For purposes of this limit, the aggregate purchase payments are based on all contracts for which you are either owner and/or annuitant.

All other references in the prospectus to an initial or additional purchase payment that will bring your aggregate Purchase Payments over $1,000,000 will change to the above disclosure

Effective November 3, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following fund:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Capital Appreciation Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.95%[1]	NA	NA	NA

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

For Odyssey (Offered on or after October 1, 2013) Contracts Effective November 3, 2025, the allowable Investment Options in the LIVING BENEFIT ALLOCATION REQUIREMENTS section in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following Allowable Investment Option as an eligible allocation for all Living Benefit Riders:

PSF Capital Appreciation Portfolio

Effective November 3, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

●	The Subadvisor for the Pacific Select Fund Small-Cap Growth will change from MFS Investment Management to Goldman Sachs Asset Management L.P (“GSAM”).

●	All references to the name Macquarie VIP Asset Strategy Series will change to Nomura VIP Asset Strategy Series.

●	All references to the name Macquarie VIP Energy Series will change to Nomura VIP Energy Series.

All other references in the prospectus to the names Macquarie VIP Asset Strategy Series and Macquarie VIP Energy Series will change to Nomura VIP Asset Strategy Series and Nomura VIP Energy Series, respectively.

ODYADVSUPP1025